Key Management Personnel (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Remuneration of the Company's Board of Directors and ELT
Remuneration of the Company’s Board of Directors and ELT for the respective years are as follows:

Year ended,	March 31, 2023	March 31, 2022

Salaries and benefits	$12.3	$5.2

Director fees	1.5	0.6

Share-based compensation (Note 33)	4.4	5.7

	$18.2	$11.5